CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 10,747,998	$ 14,019,634
Restricted cash	10,347,015	12,538,049
Accounts receivable, billed and unbilled, net of allowance for doubtful accounts of $29,518,000 and $9,373,000, respectively	85,958,886	103,342,459
Bills receivable	1,531,772	247,338
Advances to suppliers	6,089,210	5,020,747
Amounts due from related parties	1,212,226	22,823
Inventories, net of provision of $5,976,000 and $5,224,000, respectively	16,797,673	22,317,260
Other receivables and prepaid expenses	8,801,985	9,603,954
Deferred tax assets	2,297,617	2,548,834
TOTAL CURRENT ASSETS	143,784,382	169,661,098
Deposit for purchase of land use rights	19,085,878	27,564,586
Long-term investments	2,580,096	2,401,561
Property, plant and equipment, net	66,269,320	91,161,093
Land use rights, net	13,122,363	1,956,616
Intangible assets, net	14,416,976	14,380,459
Goodwill	27,622,490	53,983,687
Deferred tax assets	540,384	683,042
TOTAL ASSETS	287,421,889	361,792,142
CURRENT LIABILITIES
Short-term bank loans	50,813,046	40,983,457
Accounts payable	20,289,783	19,013,509
Bills payable	33,686,488	27,399,393
Advances from customers	3,754,442	6,403,966
Amounts due to related parties	0	593,617
Accrued payroll and benefits	2,945,323	3,060,384
Other payables and accrued expenses	6,907,622	6,784,353
Income tax payable	3,660,926	3,525,949
TOTAL CURRENT LIABILITIES	122,057,630	107,764,628
Long-term bank loans	74,175	109,524
Amounts due to related parties, long-term portion	12,728	12,624
Deferred tax liabilities	1,263,423	1,365,680
TOTAL LIABILITIES	123,407,956	109,252,456
COMMITMENTS AND CONTINGENCIES	0	0
EQUITY
Common stock, par $0.01; authorized capital 100,000,000 shares; shares issued and outstanding 2012: 27,007,608 shares, 2011: 27,230,835 shares	286,326	286,326
Treasury stock, 2012: 584,231 shares, 2011: 360,627 at cost	(1,011,091)	(695,514)
Additional paid-in capital	101,261,307	101,261,307
Reserve	14,532,587	14,488,533
Retained earnings	5,804,023	95,600,619
Accumulated other comprehensive income	21,811,064	19,925,259
Total equity of the Company	142,684,216	230,866,530
Non-controlling interest	21,329,717	21,673,156
Total equity	164,013,933	252,539,686
TOTAL LIABILITIES AND EQUITY	$ 287,421,889	$ 361,792,142